Income Taxes - Income Taxes Recognized in Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income tax relating to components of other comprehensive income [abstract]
Current taxes	$ 0	$ 0	$ 0
Unrealized gain/(loss) on cash flow hedging derivatives	(9,409)	6,921	(4,259)
Total income tax recognized directly in other comprehensive income	$ (9,409)	$ 6,921	$ (4,259)